Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
The table below presents information on the compensation of our principal executive officer (“PEO”) and our other NEOs in comparison to certain performance metrics for the fiscal years ended July 31, 2023 and 2022. The metrics are not those that the compensation committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required and defined by the SEC’s rules. For the Company, CAP is calculated the same as total compensation.
Fiscal Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Returns(5)	Company Net Income (Loss) for the Year(6)
2023	$458,863	$458,863	$412,544	$412,544	$119.39	$ (82,964)
2022	$445,468	$445,468	$397,080	$397,080	$115.74	$(712,371)

Named Executive Officers, Footnote [Text Block]	In both 2023 and 2022, Lloyd J. Shulman, Chief Executive Officer and President, was the Principal Executive Officer (“PEO”) and the remaining NEOs consisted of Mark S. Greenblatt, Chief Financial Officer and Treaurer, Ward N. Lyke, Jr., Vice President and Assistant Treasurer, and George Silva, Vice President - Operations.
PEO Total Compensation Amount	$ 458,863	$ 445,468
PEO Actually Paid Compensation Amount	458,863	445,468
Non-PEO NEO Average Total Compensation Amount	412,544	397,080
Non-PEO NEO Average Compensation Actually Paid Amount	412,544	397,080
Total Shareholder Return Amount	119.39	115.74
Net Income (Loss) Attributable to Parent	$ (82,964)	$ (712,371)
PEO Name	Lloyd J. Shulman	Lloyd J. Shulman
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the compensation committee view the link between the Company’s performance and its named executive officer (“NEOs”) pay.